Cover	Jan. 31, 2023
Cover [Abstract]
Entity Registrant Name	My City Builders, Inc.
Entity Central Index Key	0001556801
Document Type	8-K/A
Amendment Flag	true
Current Fiscal Year End Date	--07-31
Entity Emerging Growth Company	false
Document Period End Date	Jan. 31, 2023
Entity File Number	000-55233
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	27-3816969
Entity Address Address Line 1	100
Entity Address Address Line 2	Biscayne Blvd.
Entity Address Address Line 3	1611
Entity Address City Or Town	Miami
Entity Address State Or Province	FL
Entity Address Postal Zip Code	33132
City Area Code	786
Amendment Description	The Company’s current report on Form 8-K, originally filed with the Securities and Exchange Commission on February 1, 2023 (the “Original 8-K”), included an incorrect document filed under Exhibit 3.1. This amendment to the Original 8-K is being filed to include the correct Exhibit 3.1 filing to the Original 8-K.
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	553-4006